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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22858

WST Investment Trust
(Exact name of registrant as specified in charter)

150 W. Main Street, Suite 1700 Norfolk, VA	23510-1666
(Address of principal executive offices)	(Zip code)

Carol J. Highsmith, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 515-4626

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

WST INVESTMENT TRUST

WSTCM CREDIT SELECT
RISK-MANAGED FUND

Semi-Annual Report
February 28, 2021
(Unaudited)

Investment Adviser	Administrator
Wilbanks, Smith & Thomas Asset	Ultimus Fund Solutions, LLC
Management, LLC,	P.O. Box 46707
d/b/a WST Capital Management	Cincinnati, Ohio 45246-0707
150 W. Main, Suite 1700	1-866-515-4626
Norfolk, VA 23510

WSTCM CREDIT SELECT RISK-MANAGED FUND
PORTFOLIO INFORMATION
February 28, 2021 (Unaudited)

Asset Allocation
(% of Net Assets)

WSTCM CREDIT SELECT RISK-MANAGED FUND
SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

EXCHANGE-TRADED FUNDS — 39.9%	Shares	Value
iShares 3-7 Year Treasury Bond ETF	68,027	$8,897,122
iShares 7-10 Year Treasury Bond ETF	78,199	9,052,316
VanEck Vectors Fallen Angel High Yield Bond ETF	290,392	9,312,872
TOTAL EXCHANGE-TRADED FUNDS (Cost $27,286,397)		$27,262,310

OPEN-END FUNDS — 48.1%	Shares	Value
American High-Income Trust - Class F-2	481,547	$4,950,303
BlackRock High Yield Bond Fund - Institutional Class	633,249	4,926,677
Columbia High Yield Bond Fund - Institutional2 Class	410,560	4,910,297
Franklin High Income Fund - Advisor Class	2,597,463	4,883,231
MainStay MacKay High Yield Corporate Bond Fund - Class I	874,419	4,914,233
MainStay MacKay Short Duration High Yield Fund - Class I	504,594	4,950,072
PIMCO High Yield Spectrum Fund - Institutional Class	330,496	3,318,180
TOTAL OPEN-END FUNDS (Cost $29,631,439)		$32,852,993

MONEY MARKET FUNDS — 10.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio -Class I, 0.01% (a)	2,340,574	$2,340,574
First American Treasury Obligations Fund - Class Z, 0.03% (a)	2,280,119	2,280,119
Invesco Short-Term Investments Trust - Treasury Portfolio -Institutional Class, 0.01% (a)	2,280,118	2,280,118
TOTAL MONEY MARKET FUNDS (Cost $6,900,811)		$6,900,811

TOTAL INVESTMENTS AT VALUE — 98.1% (Cost $63,818,647)		$67,016,114

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%		1,298,773

NET ASSETS — 100.0%		$68,314,887

(a)	The rate shown is the 7-day effective yield as of February 28, 2021.

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2021 (Unaudited)

ASSETS
Investments in securities:
At cost	$63,818,647
At value (Note 2)	$67,016,114
Receivable for capital shares sold	1,850
Receivable for securities sold	19,097,440
Dividends receivable	118,171
Other assets	33,450
TOTAL ASSETS	86,267,025

LIABILITIES
Payable for capital shares redeemed	3,550
Payable for investment securities purchased	17,880,600
Payable to Adviser (Note 4)	30,234
Payable to administrator (Note 4)	22,760
Accrued distribution fees (Note 4)	6,198
Other accrued expenses	8,796
TOTAL LIABILITIES	17,952,138

NET ASSETS	$68,314,887

NET ASSETS CONSIST OF:
Paid-in capital	$66,893,069
Accumulated earnings	1,421,818
NET ASSETS	$68,314,887

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$36,170,204
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	3,358,684
Net asset value, offering and redemption price per share (Note 2)	$10.77

PRICING OF INVESTOR SHARES
Net assets applicable to Investor Shares	$32,144,683
Shares of Investor Shares outstanding (unlimited number of shares authorized, no par value)	2,985,751
Net asset value, offering and redemption price per share (Note 2)	$10.77

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$1,168,383

EXPENSES
Investment advisory fees (Note 4)	171,461
Distribution fees, Investor Class (Note 5)	38,400
Administration fees (Note 4)	28,642
Legal fees	23,412
Registration and filing fees	22,768
Fund accounting fees (Note 4)	20,859
Transfer agent fees, Institutional Class (Note 4)	6,000
Transfer agent fees, Investor Class (Note 4)	7,500
Insurance expense	9,116
Audit and tax services fees	8,750
Trustees’ fees (Note 4)	7,550
Postage and supplies	5,005
Custodian and bank service fees	4,537
Printing of shareholder reports	3,190
Other expenses	9,634
TOTAL EXPENSES	366,824
Expense reimbursements by the Adviser (Note 4)	(1,159)
NET EXPENSES	365,665

NET INVESTMENT INCOME	802,718

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	1,367,018
Net change in unrealized appreciation (depreciation) on investments	85,059
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,452,077

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,254,795

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year
	February 28,	Ended
	2021	August 31,
	(Unaudited)	2020
FROM OPERATIONS
Net investment income	$802,718	$1,437,806
Net realized gains (losses) from investments	1,367,018	(258,268)
Long-term capital gain distributions from regulated investment companies	—	3
Net change in unrealized appreciation (depreciation) on investments	85,059	2,711,157
Net increase in net assets resulting from operations	2,254,795	3,890,698

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	(675,332)	(713,796)
Investor Shares	(668,024)	(1,238,800)
Decrease in net assets from distributions to shareholders	(1,343,356)	(1,952,596)

CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	14,947,120	6,524,637
Net asset value of shares issued in reinvestment of distributions	675,044	712,160
Payments for shares redeemed	(1,718,258)	(2,744,741)
Net increase in Institutional Shares net assets from capital share transactions	13,903,906	4,492,056

Investor Shares
Proceeds from shares sold	2,584,283	2,402,782
Net asset value of shares issued in reinvestment of distributions	667,323	1,238,174
Payments for shares redeemed	(1,293,969)	(13,146,085)
Net increase (decrease) in Investor Shares net assets from capital share transactions	1,957,637	(9,505,129)

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,772,982	(3,074,971)

NET ASSETS
Beginning of period	51,541,905	54,616,876
End of period	$68,314,887	$51,541,905

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months
	Ended	Year
	February 28,	Ended
	2021	August 31,
	(Unaudited)	2020
CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	1,388,294	639,786
Shares reinvested	62,853	71,990
Shares redeemed	(159,768)	(271,821)
Net increase in shares outstanding	1,291,379	439,955
Shares outstanding, beginning of period	2,067,305	1,627,350
Shares outstanding, end of period	3,358,684	2,067,305

Investor Shares
Shares sold	242,311	233,112
Shares reinvested	62,135	125,434
Shares redeemed	(120,817)	(1,309,639)
Net increase (decrease) in shares outstanding	183,629	(951,093)
Shares outstanding, beginning of period	2,802,122	3,753,215
Shares outstanding, end of period	2,985,751	2,802,122

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Year		Year	Year	Year	Year
	February 28,		Ended		Ended	Ended	Ended	Ended
	2021		August 31,		August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2020		2019	2018	2017	2016
Net asset value at beginning of period	$10.59		$10.18		$10.28	$10.83	$10.71	$9.72
Income (loss) from investment operations:
Net investment income (a)	0.16	(b)	0.31	(b)	0.33 (b)	0.34 (b)	0.33	0.21
Net realized and unrealized gains (losses) on investments	0.28		0.53		(0.06)	(0.24)	0.13	0.79
Total from investment operations	0.44		0.84		0.27	0.10	0.46	1.00
Less distributions from:
Net investment income	(0.26)		(0.43)		(0.37)	(0.37)	(0.34)	(0.01)
Net realized capital gains	—		—		—	(0.28)	—	—
Total Distributions	(0.26)		(0.43)		(0.37)	(0.65)	(0.34)	(0.01)
Net asset value at end of period	$10.77		$10.59		$10.18	$10.28	$10.83	$10.71
Total return(c)	4.15	% (d)	8.60%		2.81%	0.97%	4.40%	10.27%
Net assets at end of period (000’s)	$36,170		$21,900		$16,570	$25,085	$47,308	$20,152
Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	1.15	% (f)	1.22%		1.08%	0.91%	0.97%	1.04%
Ratio of net expenses to average net assets (e)	1.15	% (f)(g)	1.15	% (g)	1.08%	0.91%	0.97%	1.04%
Ratio of net investment income to average net assets (a)	2.93	% (f)(g)	3.05	% (g)	3.31%	3.17%	3.84%	2.50%
Portfolio turnover rate	164	% (d)	589%		524%	507%	414%	326%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(b)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(d)	Not annualized.

(e)	Ratio does not include expenses of the investment companies in which the Fund invests.

(f)	Annualized.

(g)	Ratio was determined after expense reimbursements (Note 4).

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND
INVESTOR SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Year		Year	Year	Year	Year
	February 28,		Ended		Ended	Ended	Ended	Ended
	2021		August 31,		August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2020		2019	2018	2017	2016
Net asset value at beginning of period	$10.58		$10.14		$10.23	$10.79	$10.68	$9.72
Income (loss) from investment operations:
Net investment income (a)	0.14	(b)	0.29	(b)	0.30 (b)	0.32 (b)	0.37	0.21
Net realized and unrealized gains (losses) on investments	0.28		0.53		(0.04)	(0.25)	0.07	0.75
Total from investment operations	0.42		0.82		0.26	0.07	0.44	0.96
Less distributions from:
Net investment income	(0.23)		(0.38)		(0.35)	(0.35)	(0.33)	(0.00	) (c)
Net realized capital gains	—		—		—	(0.28)	—	—
Total Distributions	(0.23)		(0.38)		(0.35)	(0.63)	(0.33)	(0.00	) (c)
Net asset value at end of period	$10.77		$10.58		$10.14	$10.23	$10.79	$10.68
Total return(d)	3.99	% (e)	8.32%		2.71%	0.64%	4.26%	9.91%
Net assets at end of period (000’s)	$32,145		$29,642		$38,047	$62,851	$59,721	$49,785
Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	1.40	% (g)	1.44%		1.29%	1.16%	1.21%	1.24%
Ratio of net expenses to average net assets (f)	1.40	% (g)(h)	1.40	% (h)	1.29%	1.16%	1.21%	1.24%
Ratio of net investment income to average net assets (a)	2.69	% (g)(h)	2.91	% (h)	3.00%	3.04%	3.63%	2.22%
Portfolio turnover rate	164	% (e)	589%		524%	507%	414%	326%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment compaines in which the Fund invests.

(b)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(c)	Amount rounds to less than $0.01 per share.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(e)	Not annualized.

(f)	Ratio does not include expenses of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Ratio was determined after expense reimbursements (Note 4).

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2021 (Unaudited)

1.	Organization

WSTCM Credit Select Risk-Managed Fund (the “Fund”) is a diversified series of WST Investment Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The investment objective of the Fund is to seek total return from income and capital appreciation.

The Fund offers two classes of shares (each a “Class” and collectively the “Classes”): Institutional Shares (sold without any sales loads or distribution fees, but available only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund) and Investor Shares (sold without any sales loads, but subject to a distribution fee of up to 0.25% per annum of the average daily net assets attributable to Investor Shares). Each Class represents an ownership interest in the same investment portfolio.

2.	Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. In determining the value of the Fund’s assets, portfolio securities, including exchange-traded funds (“ETFs”), are generally valued using quotations from the primary market in which they are traded. The Fund normally uses third party pricing services to obtain market quotations. To the extent the Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act and are not traded on an exchange, the Fund’s net asset value per share (“NAV”) is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using quoted prices or NAVs reported by underlying investment companies and when the market is considered to be active, securities will be classified as Level 1 (see below). Securities and assets for which market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies established by, and under the direction of, the Trust’s Board of Trustees (the “Board”). Fair value pricing may be used, for example, in situations where (i) portfolio

WSTCM CREDIT SELECT RISK-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

securities, such as securities with small capitalizations, are so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) an event occurs after the close of the exchange on which the portfolio security is principally traded that is likely to change the value of the portfolio security prior to the calculation of the Fund’s NAVs; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the calculation of the Fund’s NAVs. In such cases, a portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be sold. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the inputs used to value the investments as of February 28, 2021:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$27,262,310	$—	$—	$27,262,310
Open-End Funds	32,852,993	—	—	32,852,993
Money Market Funds	6,900,811	—	—	6,900,811
Total	$67,016,114	$—	$—	$67,016,114

The Fund did not hold any derivatives or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended February 28, 2021.

WSTCM CREDIT SELECT RISK-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The NAV per share of each Class of the Fund is calculated as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each day the NYSE is open for business. The NAV of each Class of the Fund is calculated by dividing the total value of the assets attributable to that Class, less liabilities attributable to that Class, by the number of shares of that Class outstanding. The offering price and redemption price per share of each Class of the Fund is equal to the NAV of such Class.

Investment transactions and investment income – Investment transactions are accounted for on their trade date. Cost of investments sold is determined on a specific identification basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, if any, is accrued as earned and includes amortization of discounts and premiums.

Allocation between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of the Fund based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to the Class of shares of the Fund based upon its proportionate share of total net assets of the Fund.

Distributions to shareholders – Dividends arising from net investment income are declared and paid annually to shareholders. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended February 28, 2021 and August 31, 2020 was ordinary income.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

WSTCM CREDIT SELECT RISK-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2021:

Tax cost of portfolio investments	$63,928,113
Gross unrealized appreciation	$3,182,750
Gross unrealized depreciation	(94,749)
Net unrealized appreciation on investments	3,088,001
Accumulated ordinary income	235,577
Capital loss carryforwards	(2,979,190)
Other gains	1,077,430
Accumulated earnings	$1,421,818

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of August 31, 2020, the Fund had short-term capital loss carryforwards of $2,894,839 and long-term capital loss carryforwards of $84,351 for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized by the Fund in the current and future years to offset net realized capital gains, if any.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

During the six months ended February 28, 2021, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed during the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal.

3.	Investment Transactions

During the six months ended February 28, 2021, the cost of purchases of investment securities and the proceeds from sales of investment securities, other than short-term investments, amounted to $88,262,377 and $78,444,891, respectively.

WSTCM CREDIT SELECT RISK-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

4.	Transactions with Related Parties

The Managing Principal and Chief Investment Officer of Wilbanks, Smith & Thomas Asset Management, LLC, d/b/a WST Capital Management (the “Adviser”) and the chair of its Investment Committee is also the President and a Trustee of the Trust. Certain other officers of the Trust are also officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the Trust’s administrator, transfer agent, and fund accounting agent.

COMPENSATION OF TRUSTEES

Trustees of the Trust who are affiliated with the Adviser receive no fees from the Fund. The Fund pays Trustees who are not affiliated with the Adviser a fee of $8,500 each year, plus $500 for each meeting attended in person and $200 for each meeting attended by telephone. The Fund reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance at Board or committee meetings, if any.

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.60% of its average daily net assets.

The Adviser has entered into an Expense Limitation Agreement (“ELA”) with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the annual operating expenses of the Fund (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with GAAP, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and payment, if any, under a Rule 12b-1 Distribution Plan) to not more than 1.15% of the average daily net assets allocable to each Class until January 1, 2022. Accordingly, during the six months ended February 28, 2021, the Adviser reimbursed other expenses of $324 and $835 with respect to the Institutional Shares and Investor Shares, respectively. Any fee waivers and expense reimbursements by the Adviser are not subject to recoupment. It is expected that the Fund’s ELA will continue from year-to-year provided such continuance is approved by the Board. The Board may terminate the ELA of the Fund at any time. The Adviser may also terminate the Fund’s ELA at the end of the then-current term upon not less than 90 days’ notice to the Trust.

Effective November 7, 2020, the Chief Compliance Officer of the Trust (the “CCO”) is an employee of the Adviser. The Adviser, not the Trust, pays the CCO for their services.

OTHER SERVICE PROVIDERS

Ultimus provides administration, accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

WSTCM CREDIT SELECT RISK-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of a Distribution Agreement with the Trust, Foreside Fund Services, LLC (“Foreside”) serves as the principal underwriter and exclusive agent for the distribution of shares of the Fund. The Fund pays Foreside a fee for its services.

Prior to November 7, 2020, pursuant to a Compliance Consulting Agreement with Key Bridge Compliance LLC (“Key Bridge”), Key Bridge provided the Chief Compliance Officer and compliance services to the Trust. The Adviser, not the Fund, paid Key Bridge a fee for these services.

5.	Distribution Plan

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act that allows Investor Shares of the Fund to pay for certain expenses related to the distribution of such Shares, including, but not limited to, payments to securities dealers and other persons (including Foreside) who are engaged in the sale of Investor Shares of the Fund or who render shareholder support services not otherwise provided by Ultimus. The annual limitation for payment of expenses pursuant to the Plan is 0.25% per annum of the Fund’s average daily net assets allocable to Investor Shares. During the six months ended February 28, 2021, $38,400 of expenses were incurred under the Plan by Investor Shares of the Fund.

6.	Investment in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of February 28, 2021, the Fund had 58.2% of the value of its net assets invested in open-end mutual funds (including money market funds) and had 39.9% of the value of its net assets invested in ETFs.

WSTCM CREDIT SELECT RISK-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

7.	Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

8.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

WSTCM CREDIT SELECT RISK-MANAGED FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, class specific expenses (such as Rule 12b-1 distribution fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table that follow are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2020) and held until the end of the period (February 28, 2021).

The table that follows illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, and does not charge a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

WSTCM CREDIT SELECT RISK-MANAGED FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning	Ending
	Account Value	Account Value	Net	Expenses
	September 1,	February 28,	Expense	Paid During
	2020	2021	Ratio(a)	Period(b)

Institutional Class
Based on Actual Fund Return	$1,000.00	$1,041.50	1.15%	$5.82
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.09	1.15%	$5.76

Investor Class
Based on Actual Fund Return	$1,000.00	$1,039.90	1.40%	$7.08
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.85	1.40%	$7.00

(a)	Annualized, based on the Fund’s most recent one-half year expenses.

(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

WSTCM CREDIT SELECT RISK-MANAGED FUND
OTHER INFORMATION (Unaudited)

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available free of charge upon request by calling the Trust toll-free at 1-866-515-4626. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at www.sec.gov.

This report and the financial statements contained herein are provided for the general information of the shareholders of the WSTCM Funds. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

WSTCM Funds are distributed by Foreside Fund Services, LLC

WSTCM CREDIT SELECT RISK-MANAGED FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board, including the Trustees who are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) voting separately, has reviewed and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) with Wilbanks, Smith and Thomas Asset Management, LLC, d/b/a WST Capital Management (the “Advisor”) for the WSTCM Credit Select Risk–Managed Fund (the “Fund”) for an additional annual term. Approval took place at a telephonic meeting held on October 27, 2020, instead of in-person, in reliance on the exemptive order issued by the Securities and Exchange Commission granting relief from certain in-person approval requirements. At the meeting a majority of the Trustees, including a majority of the Independent Trustees, were present.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed a substantial amount of information provided by the Advisor in response to requests of the Board and counsel (the “Advisor Memorandum”).

In considering the Advisory Agreement for the Fund and reaching their conclusion with respect thereto, the Board recalled its review of the materials related to the Fund and the Advisor during the preceding 12 months and its numerous discussions with management of the Trust and the Advisor about the operation and performance of the Fund during that period. The Board further considered those materials and discussions and numerous other factors, including the factors described below.

(i)	The nature, extent, and quality of the services provided by the Advisor. In this regard, the Board reviewed the services being provided by the Advisor to the Fund including, without limitation, its investment advisory services since the Fund’s inception, its coordination of services for the Fund among the Fund’s service providers, and its efforts to promote the Fund and assist in its distribution. The Board also noted that the Trust’s president, principal executive officer and vice president are employees of the Advisor and serve the Trust without additional compensation from the Fund. After reviewing the foregoing information and further information in the Advisor Memorandum (e.g., descriptions of the Advisor’s business and the Advisor’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Advisor are satisfactory and adequate for the Fund.

(ii)	The investment performance of the Fund and the Advisor. In this regard, the Board compared the performance of the Fund with the performance of its benchmark index, comparable funds managed by other advisors, comparable separate accounts managed by the Advisor, and comparable peer group indices. The Board noted that the Fund outperformed relative to the average and median of its peer group (as provided by the Advisor) and its Morningstar category (U.S. Nontraditional Bond Funds – $50-$100 million) for the one-year, three-year and five-year periods reviewed and outperformed relative to the average of its peer

WSTCM CREDIT SELECT RISK-MANAGED FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

group and average and median of it Morningstar category since inception period. The Board further noted that the Fund had outperformed its benchmark (Bloomberg Barclays U.S. Corporate High Yield Bond Index) for the one-year period reviewed, but underperformed for the three-year, five-year and since inception period reviews ended September 30, 2020. The Board noted that the Advisor had satisfactorily explained its performance results for the Fund. The Board also considered the consistency of the Advisor’s management of the Fund with the Fund’s investment objective and policies. Following discussion of the short- and long-term investment performance of the Fund, the Advisor’s experience in managing the Fund and separate accounts, the Advisor’s historical investment performance and other factors, the Board concluded that the investment performance of the Fund and the Advisor has been acceptable.

(iii)	The costs of the services provided and profits to be realized by the Advisor from its relationship with the Fund. In this regard, the Board considered the Advisor’s staffing, personnel, and methods of operating; the financial condition of the Advisor and the level of commitment to the Fund by the Advisor and by the principals of the Advisor; the asset levels of the Fund; the Advisor’s previous payment of startup costs for the Fund; the overall expenses of the Fund, including the management fees; and the differences in fees and services provided to the Advisor’s other clients that may be similar to Fund. The Board considered its discussion with the Advisor regarding the Expense Limitation Agreement of the Fund and considered the Advisor’s current and past fee waivers and expense reimbursements with respect to the Fund. The Board further took into account that the Advisor has represented that it intends to continue the Expense Limitation Agreement for the Fund until at least January 1, 2022.

The Board also considered potential benefits to the Advisor in managing the Fund, including promotion of the Advisor’s name and the ability of the Advisor to place small accounts managed by the Advisor into the Fund. The Board compared the fees and expenses of the Fund (including the Fund’s management fee) to the average and median management fees and expense ratios of its Morningstar category (U.S. Nontraditional Bond Funds – $50-$100 million) and its peer group (as provided by the Advisor). In considering the comparison of fees and expense ratios between the Fund and comparable funds, the Board looked at the differences in the types of funds being compared, the style of investment management, the size of comparable funds, and the nature of the investment strategies. The Board noted that the management fee of the Fund was lower than the average and equal to the median of the management fees of the funds in its Morningstar category and lower than the average and median of the management fees of the funds in its peer group. Further, the Board noted that the Fund’s net expense ratio was higher than the median and the average net expense ratios of the funds in its Morningstar

WSTCM CREDIT SELECT RISK-MANAGED FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

category and lower than the median and higher than the average net expense ratios of the funds in the peer group. The Board also compared the management fee paid by the Fund to the management fees paid by other clients of the Advisor and considered the similarities and differences of services received by such clients as compared to the services being provided to the Fund. The Board noted that the fee structures applicable to the Advisor’s other clients were not indicative of any unreasonableness with respect to the management fees being paid by the Fund under the Advisory Agreement. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the management fee paid to the Advisor by the Fund is fair and reasonable.

(iv)	The extent to which economies of scale would be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered that the fee arrangements of the Fund with the Advisor involve both a management fee and an Expense Limitation Agreement. The Board determined that, while the management fee rate remained the same at all asset levels, the Fund has experienced benefits from its Expense Limitation Agreement. In addition, the Board noted that the Fund will benefit from economies of scale under the Trust’s agreements with service providers other than the Advisor. Following further discussion of the asset levels of the Fund and expectations for growth and levels of fees, the Board determined that the Fund’s fee arrangement with the Advisor is fair and reasonable.

(v)	The Advisor’s practices regarding brokerage and portfolio transactions. In this regard, the Board considered the Advisor’s policies and procedures, and performance in utilizing those standards, to seek best execution for the Fund’s portfolio transactions. The Board considered the historical portfolio turnover rates for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical or other services (“soft dollars”). After further review and discussion, the Board determined that the Advisor’s practices regarding brokerage and portfolio transactions are satisfactory.

(vi)	Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and abilities of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s

WSTCM CREDIT SELECT RISK-MANAGED FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

code of ethics. Following further consideration and discussion, the Board found the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interests to be satisfactory.

(vii)	Other topics or issues. In this regard, the Board considered the Advisor’s compliance policies and procedures, the Advisor’s retention of a third party compliance consultant, Key Bridge to provide compliance services and a chief compliance officer for the Advisor and the Fund in the past, and the recent hiring of a new chief compliance officer for the Advisor and the Fund. The Board also considered the Advisor’s insurance coverage, its risk management program, and its regulatory history. After consideration and discussion, the Board found these topics and issues to be satisfactory.

Conclusion

After full consideration of the above factors, as well as other factors, the Board, including the Independent Trustees, unanimously concluded that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. It was noted that in the Trustees’ deliberation regarding the approval of the renewal of the Advisory Agreement, the Trustees did not identify any particular information or factor that was all-important or controlling, and that each individual Trustee may have attributed different weights to the various factors listed above.

WSTCM CREDIT SELECT RISK-MANAGED FUND
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Trust has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Liquidity Program Administrator is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Program Administrator presented the Board with a written report assessing the Program (the “Report”) at the Board’s meeting held on October 27, 2020. The Report covered the period October 31, 2019 through September 30, 2020 (the “Review Period”). The Report noted that during the Review Period the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. It further noted that during the Review Period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that (i) the Program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Program had been effectively implemented during the Review Period.

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WSTCM-SAR-21

(b)	Not applicable.

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]
(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WST Investment Trust

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	May 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	May 5, 2021

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer and Principal Financial Officer

Date	May 5, 2021

* Print the name and title of each signing officer under his or her signature.